Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating losses	$ 44.8	$ 18.6
Excess of tax basis over book basis of Property, plant and equipment	29.7	66.9
Other	10.7	5.4
Deferred tax asset	85.2	90.9
Less: Valuation allowance	(85.0)	(89.7)
Net deferred tax assets	0.2	1.3
Deferred tax liabilities
Deferred tax liabilities	0.0	0.0
Net deferred tax asset (liabilities)	$ 0.2	$ 1.3